SUBSEQUENT EVENTS (Narrative) (Details) ¥ in Millions		12 Months Ended
	Feb. 02, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 02, 2016 USD ($)	Feb. 02, 2016 CNY (¥)
Subsequent Event [Line Items]
Repayments of Bank Debt | $		$ 277,684,489	$ 527,074,770	$ 706,361,235
Subsequent Event [Member]
Subsequent Event [Line Items]
Insurance Settlements Receivable						¥ 42.0
Insurance Compensastion Receivable						¥ 89.0
Repayments of Bank Debt	¥ 37.0
Payments for Other Fees	¥ 17.2
Minimum Net Capital Required | $					$ 15,000,000